Details of Significant Accounts (Details) - Schedule of Right-of-Use Assets at Carrying Value and Depreciation Charge - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Right-of-Use Assets at Carrying Value and Depreciation Charge [Line Items]
Carrying amount	$ 9,024	$ 12,449	$ 7,474
Depreciation charge	5,163	4,976
Buildings [member]
Schedule of Right-of-Use Assets at Carrying Value and Depreciation Charge [Line Items]
Carrying amount	6,822	10,676	6,814
Depreciation charge	4,218	3,862
Transportation equipment (Business vehicles) [member]
Schedule of Right-of-Use Assets at Carrying Value and Depreciation Charge [Line Items]
Carrying amount	2,202	1,773	$ 660
Depreciation charge	$ 945	$ 1,114